25. Assets by operating segment (Tables)	6 Months Ended
Jun. 30, 2020
Assets By Operating Segment
Schedule of assets by operating segment
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2020

Current assets	4,379	8,025	1,404	26,426	(3,359)	36,875
Non-current assets	100,441	22,367	7,761	17,955	(19)	148,505
Long-term receivables	4,843	2,579	967	14,337	−	22,726
Investments	409	239	723	2,100	−	3,471
Property, plant and equipment	81,214	19,456	5,953	1,376	(19)	107,980
Operating assets	70,435	16,998	3,942	1,360	(19)	92,716
Under construction	10,779	2,458	2,011	16	−	15,264
Intangible assets	13,975	93	118	142	−	14,328
Total Assets	104,820	30,392	9,165	44,381	(3,378)	185,380

Consolidated assets by operating segment - 12.31.2019

Current assets	5,734	12,273	1,932	12,700	(4,827)	27,812
Non-current assets	148,546	31,248	10,781	11,390	(37)	201,928
Long-term receivables	6,456	3,299	1,369	6,567	−	17,691
Investments	592	1,109	1,067	2,731	−	5,499
Property, plant and equipment	122,496	26,710	8,181	1,915	(37)	159,265
Operating assets	106,331	23,630	5,605	1,784	(37)	137,313
Under construction	16,165	3,080	2,576	131	−	21,952
Intangible assets	19,002	130	164	177	−	19,473
Total Assets	154,280	43,521	12,713	24,090	(4,864)	229,740